Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2018 vessel	Jul. 31, 2017 contract	Dec. 31, 2018 USD ($) contract vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 27, 2017	May 31, 2017	Aug. 31, 2014
Significant Accounting Policies [Line Items]
Ownership percentage	100.00%		100.00%
Vessels and equipment, useful life			25 years
Depreciation of vessels and equipment excluding amortization of dry-docking expenditure | $			$ 95.2	$ 80.1	$ 81.5
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage	11.30%		11.30%
Maximum
Significant Accounting Policies [Line Items]
Ownership percentage	50.00%		50.00%
Vessels and equipment, useful life			25 years
High-Q Joint Venture
Significant Accounting Policies [Line Items]
Number of vessels			1
Ownership percentage	50.00%		50.00%
TIL
Significant Accounting Policies [Line Items]
Ownership percentage						11.30%
Charters In
Significant Accounting Policies [Line Items]
Number of vessels			3
Company's Fleet
Significant Accounting Policies [Line Items]
Number of vessels			60
Dry-Docking Activity | Minimum
Significant Accounting Policies [Line Items]
Vessels and equipment, useful life			2 years 6 months
Dry-Docking Activity | Maximum
Significant Accounting Policies [Line Items]
Vessels and equipment, useful life			5 years
IPO | Aframax Tankers
Significant Accounting Policies [Line Items]
Number of vessels			9
Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired							50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired								50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired							50.00%
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Ltd
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired				50.00%				50.00%
Percentage of assets, liabilities and results of business acquired							100.00%
Capital Lease
Significant Accounting Policies [Line Items]
Number of vessels	14		14
July 2017 Sale Leaseback
Significant Accounting Policies [Line Items]
Number of VIEs | contract		4
July 2017 Sale Leaseback | Capital Lease
Significant Accounting Policies [Line Items]
Number of vessels			4
September 2018 Sale Leaseback
Significant Accounting Policies [Line Items]
Number of VIEs | contract			10
September 2018 Sale Leaseback | Capital Lease
Significant Accounting Policies [Line Items]
Number of vessels			10